Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Expenses related to defined benefit plans	₩ 162,997	₩ 179,880	₩ 198,241
Shipping	196,002	240,288	249,820
Fees and commissions	695,245	722,134	692,125
Taxes and dues	109,473	123,210	91,806
Advertising	193,436	112,400	236,440
Warranty	418,942	234,928	251,131
Travel	95,074	104,009	92,976
Others	625,504	713,990	917,242
Selling, general and administrative expenses	2,005,731	1,772,276	1,690,505
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	514,736	500,610	327,288
Expenses related to defined benefit plans	29,018	30,724	27,401
Other employee benefits	77,690	90,348	94,740
Shipping	162,509	200,434	214,866
Fees and commissions	219,784	221,050	197,070
Depreciation	225,909	174,575	138,711
Taxes and dues	49,826	65,621	46,317
Advertising	193,436	112,400	236,440
Warranty	418,942	234,928	251,131
Rent	2,887	26,691	26,711
Insurance	11,386	11,584	12,459
Travel	23,594	24,659	27,879
Training	12,215	13,309	16,311
Others	₩ 63,799	₩ 65,343	₩ 73,181